PROVISIONS ON ASSETS (Narrative) (Details) - CAD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Provisions On Assets Disclosure [Line Items]
Provisions on assets			$ 728.7	$ 139.6
Power [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets			381.3	133.0
Midstream [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets			153.7	6.6
Utilities [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets		$ 193.7	193.7
Held-For-Sale [Member] | Power [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets			9.8
Held-For-Sale [Member] | Midstream [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets			117.2	6.6
Sale of Minority Interest and Other Dispositions [Member] | Power [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets	$ 340.6
Shut-In Assets [Member] | Midstream [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets			36.5
Intangible Assets [Member] | Power [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets			119.3
Intangible Assets [Member] | Midstream [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets			0.5
Property, Plant and Equipment [Member] | Power [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets			221.3
Property, Plant and Equipment [Member] | Midstream [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets			148.1
Property, Plant and Equipment [Member] | Utilities [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets		74.6
Goodwill [Member] | Midstream [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets			5.1
Goodwill [Member] | Utilities [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets		$ 119.1
Development Projects [Member] | Power [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets			23.1
Natural Gas-Fired Co-Generation Facility [Member] | Power [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets			1.8
Financing Receivable [Member] | Power [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets			$ 6.0
California And Alberta [Member] | Power [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets				133.0
California And Alberta [Member] | Intangible Assets [Member] | Power [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets				48.5
California And Alberta [Member] | Property, Plant and Equipment [Member] | Power [Member]
Provisions On Assets Disclosure [Line Items]
Provisions on assets				$ 84.5